Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	Capitol Federal Financial Inc
Entity Central Index Key	0001490906
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	167,498,133
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 1,850,000,000